Earnings per share - Additional Information (Details)		3 Months Ended	6 Months Ended
	Jun. 14, 2019	Mar. 31, 2020	Jun. 30, 2020 shares
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days
Management Award 2017
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)			85,315
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	39,370		25,791
Key management personnel of entity or parent
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			32,140